Segment Reporting - Schedule of Revenues (Details) - Other Operating Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Total revenues	$ 11,611,442	$ 16,824,823	$ 10,482,809
Application development services [Member]
REVENUES:
Total revenues	5,348,816	9,780,115	3,847,199
Consulting and technical support services [Member]
REVENUES:
Total revenues	3,563,248	3,609,158	2,538,500
Subscription services [Member]
REVENUES:
Total revenues	606,313	695,010	758,526
Trading revenue [Member]
REVENUES:
Total revenues	2,055,815	2,549,808	3,338,584
Others revenue [Member]
REVENUES:
Total revenues	$ 37,250	$ 190,732